Federal Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Federal tax benefit rate	35.00%	35.00%
Permanent differences	(19.90%)	(6.40%)
Valuation allowance	(15.10%)	(28.60%)
Effective income tax benefit (provision) rate	0.00%	0.00%